UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07529

Asian Small Companies Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

February 28, 2014

Date of Reporting Period

Item 1. Reports to Stockholders

Asian Small Companies Portfolio

February 28, 2014

Portfolio of Investments (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value

Cambodia — 2.8%

Hotels, Restaurants & Leisure — 2.8%
NagaCorp, Ltd.	1,494,000	$1,494,389

		$1,494,389

Total Cambodia (identified cost $1,195,098)		$1,494,389

China — 14.2%

Building Products — 2.0%
Bolina Holding Co., Ltd.	2,126,000	$1,099,436

		$1,099,436

Containers & Packaging — 4.3%
Youyuan International Holdings, Ltd.	8,584,400	$2,328,201

		$2,328,201

Electronic Equipment, Instruments & Components — 1.5%
Kingboard Laminates Holdings, Ltd.	2,075,000	$790,341

		$790,341

Food Products — 3.3%
Biostime International Holdings, Ltd.	200,500	$1,789,829

		$1,789,829

Household Durables — 1.9%
Skyworth Digital Holdings, Ltd.	2,028,000	$1,035,600

		$1,035,600

Real Estate Management & Development — 1.2%
SOHO China, Ltd.	890,000	$672,640

		$672,640

Total China (identified cost $6,483,568)		$7,716,047

Hong Kong — 7.4%

Commercial Banks — 1.9%
Dah Sing Financial Holdings, Ltd.	200,000	$1,003,364

		$1,003,364

Security	Shares	Value

Diversified Financial Services — 2.7%
First Pacific Co., Ltd.	645,750	$640,590
Public Financial Holdings, Ltd.	1,684,000	821,229

		$1,461,819

Hotels, Restaurants & Leisure — 0.9%
Future Bright Holdings, Ltd.	858,000	$514,791

		$514,791

Textiles, Apparel & Luxury Goods — 1.9%
Stella International Holdings, Ltd.	409,000	$1,003,693

		$1,003,693

Total Hong Kong (identified cost $3,507,406)		$3,983,667

India — 5.1%

Household Products — 3.5%
Jyothy Laboratories, Ltd.	611,478	$1,911,160

		$1,911,160

Personal Products — 1.6%
Godrej Consumer Products, Ltd.	67,400	$868,139

		$868,139

Total India (identified cost $2,301,658)		$2,779,299

Indonesia — 3.2%

Consumer Finance — 1.0%
Clipan Finance Indonesia Tbk PT	15,210,500	$546,319

		$546,319

Food Products — 2.2%
Mayora Indah Tbk PT	463,750	$1,205,748

		$1,205,748

Total Indonesia (identified cost $1,386,137)		$1,752,067

12	See Notes to Financial Statements.

Asian Small Companies Portfolio

February 28, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Malaysia — 12.1%

Construction & Engineering — 1.1%
Mudajaya Group Bhd	711,866	$609,152

		$609,152

Food Products — 1.3%
Oldtown Bhd	1,214,875	$697,536

		$697,536

Media — 1.3%
Media Prima Bhd	886,300	$700,987

		$700,987

Multiline Retail — 4.0%
Aeon Co. (M) Bhd	491,600	$2,166,436

		$2,166,436

Real Estate Management & Development — 1.8%
UOA Development Bhd	1,586,700	$973,991

		$973,991

Specialty Retail — 2.6%
Padini Holdings Bhd	2,633,400	$1,416,419

		$1,416,419

Total Malaysia (identified cost $5,082,071)		$6,564,521

Philippines — 1.7%

Wireless Telecommunication Services — 1.7%
Philippine Long Distance Telephone Co.	14,820	$897,866

		$897,866

Total Philippines (identified cost $893,041)		$897,866

Singapore — 19.2%

Air Freight & Logistics — 1.7%
Singapore Post, Ltd.	869,000	$905,542

		$905,542

Security	Shares	Value

Consumer Finance — 2.0%
Hong Leong Finance, Ltd.	508,000	$1,074,486

		$1,074,486

Food Products — 4.2%
Super Group, Ltd.	776,000	$2,261,847

		$2,261,847

IT Services — 1.2%
CSE Global, Ltd.	1,302,000	$637,066

		$637,066

Multiline Retail — 2.1%
Parkson Retail Asia, Ltd.	1,549,000	$1,145,357

		$1,145,357

Real Estate Management & Development — 1.3%
Perennial China Retail Trust	1,788,000	$726,784

		$726,784

Specialty Retail — 6.7%
OSIM International, Ltd.	1,903,000	$3,634,956

		$3,634,956

Total Singapore (identified cost $7,241,008)		$10,386,038

South Korea — 9.7%

Commercial Banks — 2.0%
BS Financial Group, Inc.	73,760	$1,099,916

		$1,099,916

Hotels, Restaurants & Leisure — 4.2%
Hotel Shilla Co., Ltd.	28,940	$2,263,316

		$2,263,316

Internet & Catalog Retail — 3.5%
CJ O Shopping Co., Ltd.	4,931	$1,917,452

		$1,917,452

Total South Korea (identified cost $3,224,299)		$5,280,684

13	See Notes to Financial Statements.

Asian Small Companies Portfolio

February 28, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Sri Lanka — 1.3%

Industrial Conglomerates — 1.3%
John Keells Holdings PLC	404,908	$693,642

		$693,642

Total Sri Lanka (identified cost $653,966)		$693,642

Taiwan — 15.0%

Health Care Equipment & Supplies — 10.2%
Pacific Hospital Supply Co., Ltd.	550,000	$1,593,919
St. Shine Optical Co., Ltd.	141,000	3,937,544

		$5,531,463

Hotels, Restaurants & Leisure — 1.3%
Formosa International Hotels Corp.	62,700	$704,736

		$704,736

Leisure Equipment & Products — 1.9%
Giant Manufacturing Co., Ltd.	148,000	$1,011,501

		$1,011,501

Semiconductors & Semiconductor Equipment — 1.6%
Radiant Opto-Electronics Corp.	213,402	$869,605

		$869,605

Total Taiwan (identified cost $5,033,562)		$8,117,305

Thailand — 7.3%

Insurance — 2.6%
Bangkok Life Assurance PCL(1)	431,500	$854,372
Thai Reinsurance PCL(1)(2)	6,255,300	579,996

		$1,434,368

Media — 1.3%
Major Cineplex Group PCL(1)	1,245,200	$703,401

		$703,401

Security	Shares	Value

Real Estate Management & Development — 3.4%
Ticon Industrial Connection PCL(1)	3,583,875	$1,819,199

		$1,819,199

Total Thailand (identified cost $3,116,757)		$3,956,968

Total Common Stocks (identified cost $40,118,571)		$53,622,493

Other Assets, Less Liabilities — 1.0%		$548,402

Net Assets — 100.0%		$54,170,895

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PCL	–	Public Company Ltd.

(1)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(2)	Non-income producing security.

14	See Notes to Financial Statements.

Asian Small Companies Portfolio

February 28, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	February 28, 2014
Investments, at value (identified cost, $40,118,571)	$53,622,493
Foreign currency, at value (identified cost, $13,154)	13,022
Dividends receivable	52,268
Receivable for investments sold	534,581
Receivable for foreign taxes	70,922
Total assets	$54,293,286

Liabilities
Due to custodian	$28,162
Payable to affiliate:
Investment adviser fee	44,864
Accrued expenses	49,365
Total liabilities	$122,391
Net Assets applicable to investors’ interest in Portfolio	$54,170,895

Sources of Net Assets
Investors’ capital	$40,695,969
Net unrealized appreciation	13,474,926
Total	$54,170,895

15	See Notes to Financial Statements.

Asian Small Companies Portfolio

February 28, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended February 28, 2014
Dividends (net of foreign taxes, $7,275)	$781,064
Interest	25
Total investment income	$781,089

Expenses
Investment adviser fee	$305,132
Trustees’ fees and expenses	1,435
Custodian fee	26,962
Legal and accounting services	21,407
Miscellaneous	4,097
Total expenses	$359,033

Net investment income	$422,056

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$1,705,810
Foreign currency transactions	10,659
Net realized gain	$1,716,469
Change in unrealized appreciation (depreciation) —
Investments	$1,484,646
Foreign currency	4,998
Net change in unrealized appreciation (depreciation)	$1,489,644

Net realized and unrealized gain	$3,206,113

Net increase in net assets from operations	$3,628,169

16	See Notes to Financial Statements.

Asian Small Companies Portfolio

February 28, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013
From operations —
Net investment income	$422,056	$738,277
Net realized gain (loss) from investment and foreign currency transactions	1,716,469	(1,171,899)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	1,489,644	8,403,678
Net increase in net assets from operations	$3,628,169	$7,970,056
Capital transactions —
Contributions	$853,569	$5,160,952
Withdrawals	(4,522,637)	(13,119,449)
Net decrease in net assets from capital transactions	$(3,669,068)	$(7,958,497)

Net increase (decrease) in net assets	$(40,899)	$11,559

Net Assets
At beginning of period	$54,211,794	$54,200,235
At end of period	$54,170,895	$54,211,794

17	See Notes to Financial Statements.

Asian Small Companies Portfolio

February 28, 2014

Supplementary Data

	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31,
Ratios/Supplemental Data			2013	2012	2011	2010	2009
Ratios (as a percentage of average daily net assets):
Expenses(1)	1.29	%(2)	1.40%	1.41%	1.26%	1.29%	1.40%
Net investment income	1.52	%(2)	1.23%	2.49%	1.11%	1.10%	2.24%
Portfolio Turnover	4	%(3)	23%	55%	129%	105%	136%

Total Return	6.78	%(3)	14.66%	(2.19)%	6.28%	16.53%	(2.59)%

Net assets, end of period (000’s omitted)	$54,171		$54,212	$54,200	$85,395	$125,286	$127,493

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

18	See Notes to Financial Statements.

Asian Small Companies Portfolio

February 28, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Asian Small Companies Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At February 28, 2014, Eaton Vance Asian Small Companies Fund held a 45.8% interest in the Portfolio. In addition, an unregistered fund advised by the sub-adviser to the Portfolio held a 54.2% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of February 28, 2014, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

19

Asian Small Companies Portfolio

February 28, 2014

Notes to Financial Statements (Unaudited) — continued

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to February 28, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 1.10% of the Portfolio’s average daily net assets up to $500 million and at reduced rates on daily net assets of $500 million or more, and is payable monthly. For the six months ended February 28, 2014, the investment adviser fee amounted to $305,132 or 1.10% (annualized) of the Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays BMO Global Asset Management (Asia) Limited (BMO GAM (Asia)) (formerly, Lloyd George Management (Hong Kong) Limited (LGM-HK)) a portion of its adviser fee for sub-advisory services provided to the Portfolio.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $2,008,326 and $4,218,373, respectively, for the six months ended February 28, 2014.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at February 28, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$40,404,823

Gross unrealized appreciation	$15,151,880
Gross unrealized depreciation	(1,934,210)

Net unrealized appreciation	$13,217,670

20

Asian Small Companies Portfolio

February 28, 2014

Notes to Financial Statements (Unaudited) — continued

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 2014.

6  Overdraft Advances

Pursuant to the custodian agreement, SSBT may, in its discretion, advance funds to the Portfolio to make properly authorized payments. When such payments result in an overdraft, the Portfolio is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on the Portfolio’s assets to the extent of any overdraft. At February 28, 2014, the Portfolio had a payment due to SSBT pursuant to the foregoing arrangement of $28,162. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at February 28, 2014. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 8) at February 28, 2014. The Portfolio’s average overdraft advances during the six months ended February 28, 2014 were not significant.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

The securities markets in the Asian and China regions are impacted by the economies of countries in these regions which differ from the United States economy in various ways, such as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the Asian and China regions are affected by developments in the economies of their principal trading partners. Governmental actions can also have a significant effect on the economic conditions in the Asian and China regions, which could adversely affect the value and liquidity of investments.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

21

Asian Small Companies Portfolio

February 28, 2014

Notes to Financial Statements (Unaudited) — continued

At February 28, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks	$—	$53,622,493	(1)(2)	$—	$53,622,493

Total Investments	$—	$53,622,493		$—	$53,622,493

(1)	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

(2)

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2013 whose fair value was determined using Level 3 inputs. At February 28, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

22

Eaton Vance

Asian Small Companies Fund

February 28, 2014

Officers and Trustees

Officers of Eaton Vance Asian Small Companies Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Asian Small Companies Portfolio

Christopher Darling

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Asian Small Companies Fund and Asian Small Companies Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Allen R. Freedman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

23

Eaton Vance Funds

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•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of Asian Small Companies Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Sub-Adviser of Asian Small Companies Portfolio

BMO Global Asset Management (Asia) Limited

Suite 3808, One Exchange Square

Central, Hong Kong

Administrator of Eaton Vance Asian Small Companies Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7704 2.28.14

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Asian Small Companies Portfolio

By:	/s/ Christopher Darling
Christopher Darling
President

Date:	April 10, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 10, 2014

By:	/s/ Christopher Darling
Christopher Darling
President

Date:	April 10, 2014